INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2012
INTANGIBLE ASSETS [Text Block]	NOTE 6 – INTANGIBLE ASSETS

In February 2012, water rights on 2,917 acres of leased property in the Granite Creek area located in the State of Nevada were relinquished and removed from intangible assets at their carrying amounts that totaled $548,701. The relinquishment was considered to be a loss that was recognized in the current year ended March 31, 2012.

In April 2010, the Company incurred consulting fees of $600,000 necessary to acquire the geothermal energy rights concession in Guatemala. The concession area is located 14 miles southwest of Guatemala City. The concession contains 24,710 acres ( 38.6 square miles) of energy rights located in the center of the Aqua and Pacaya twin volcano complex. During the year ended March 31, 2012, $25,000 in fees related to the acquisition of the concession were capitalized.

Intangible assets, at cost, are summarized by project location as follows:

	March 31,
	2012	2011
In operation:
San Emidio, Nevada:
Geothermal water and mineral rights*	$4,825,220	$8,265,800
Less: accumulated amortization*	(629,959)	(803,620)
	4,195,261	7,462,180

Inactive:
Raft River, Idaho:
Surface water rights	849,862	849,861
Geothermal water and mineral rights	2,203,330	2,203,330

Granite Creek, Nevada
Surface water rights	451,299	1,000,000

Neal Hot Springs, Oregon:
Geothermal water and mineral rights	225,337	225,337

Guatemala City, Guatemala:
Geothermal water and mineral rights	625,000	600,000

Gerlach, Nevada:
Geothermal water and mineral rights	997,000	997,000

San Emidio, Nevada:
Surface water rights	3,620,000	3,620,000
Geothermal water and mineral rights*	3,440,580	-
Less: accumulated amortization*	(430,073)	-
	11,982,335	9,495,528

	$16,177,596	$16,957,708

*

In January 2012, geothermal water rights located on 2398 acres in San Emidio in the State of Nevada were segregated from the San Emidio plant operations to be utilized for a future project. The net value of the transferred rights was $3,010,507 ($3,440,580 cost, less $430,072 amortization). Amortization of these costs is no longer being charged to operations.

Estimated aggregate amortization expense for the next five fiscal years is as follows:

Projected
Amounts
Years ending March 31,
2013	$160,841
2014	160,841
2015	160,841
2016	160,841
2017	160,841

$804,205

Amortization expense charged to operations for the years ended March 31, 2012 and 2011 amounted to $256,412 and $275,527, respectively.